PRIVATE PLACEMENT (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Exercise price (in Dollars per share)			$ 11.50
Agrico Acquisition Corp [Member]
Exercise price (in Dollars per share)	$ 0.01	$ 0.01
Agrico Acquisition Corp [Member] | Private Placement [Member]
Exercise price (in Dollars per share)	$ 1.00	$ 1.00
Additional aggregate purchase price	$ 7,250,000	$ 7,250,000
Sponsor [Member] | Agrico Acquisition Corp [Member]
Sale of stock, number of shares issued in transaction	7,250,000	7,250,000